NOTES PAYABLE	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 5. NOTES PAYABLE

Convertible Promissory Notes

Between July 12, 2010 and November 30, 2012, the Company issued several convertible promissory notes (collectively the “Convertible Notes”) to two existing investors in aggregate total principal amount of $1,460,000. The Convertible Notes accrued interest at 3.00% per annum and were payable on demand only after their respective 10-year maturities. Between January 1, 2013 and March 25, 2013, the Company issued additional Convertible Notes to existing investors in aggregate total principal amount of $225,000. The additional Convertible Notes accrued interest at 5.00% per annum and were payable on demand only after their respective 10-year maturities. The unpaid principal and accrued interest were only convertible into common stock following a reorganization or conversion into a corporation at the option of the holder. The unpaid principal and accrued interest will convert into common stock at the greater of the fair value of the common stock on the date of the conversion or $0.25 ($0.69 if the Company’s common stock is admitted to trade on a national exchange prior to the date of conversion).

On July 31, 2014, in anticipation of the completion of the reverse acquisition and the Private Offering, the note holders demanded conversion of the outstanding $1,685,000 Convertible Notes and accrued interest of $151,813 into 3,061,355 shares of common stock at a conversion price of $0.60 per share.

Promissory Notes

In November 2013, the Company issued two promissory notes (the “Promissory Notes”) to two existing investors in aggregate total principal amount of $600,000. The Promissory Notes accrued interest at 5.00% per annum and were due at the earliest of (1) December 19, 2014, (2) the occurrence of an event of default as defined in the Promissory Notes, (3) an initial installment of $100,000 principal amount, to each investor, upon the receipt by the Company of a minimum $6,500,000 in aggregate proceeds under any financing transaction, (4) a second installment of $100,000 principal amount, to each investor, upon the receipt by the Company of a minimum $8,500,000 in aggregate proceeds under any financing transaction, and (5) a third installment of $100,000 principal amount, to each investor, upon the receipt by the Company of a minimum $10,000,000 in aggregate proceeds under any financing transaction. At September 30, 2014, the Promissory Notes had an outstanding aggregate principal balance of $600,000.

On December 31, 2014, the note holders requested conversion of the outstanding $600,000 Promissory Notes and accrued interest of $33,333 into 1,055,554 shares of common stock at a conversion price of $0.60 per share.

Subordinated Convertible Promissory Note

In 2013, the Company entered into an investment banking agreement to raise up to $6 million of 10% subordinated convertible promissory notes. The agreement contemplated a reverse acquisition with a public company and an automatic conversion of the notes into units of common stock and warrants, as defined therein. In April 2013, the Company issued a $350,000 subordinated convertible promissory note (the “Subordinated Note”). The Subordinated Note accrued interest at 10% per annum and was payable on demand any time after April 2014. If the Company has not repaid the Subordinated Note at the closing of a reverse acquisition, the unpaid principal and accrued interest will automatically convert into common stock by dividing the amount due by a price per unit of $0.65. Also, upon automatic conversion, the purchaser of the Subordinated Note will receive a warrant to purchase the same number of shares in to which the Subordinated Note converts.

On July 31, 2014, in anticipation of the completion of the reverse acquisition and the Private Offering, the note holder demanded conversion of the outstanding $350,000 Subordinated Note and accrued interest of $44,245 into 606,531 shares of common stock at a conversion price of $0.65 per share.

Notes Payable – Related Parties

On March 30, 2016, the Company assumed $772,970 of demand notes payable in the acquisition of LMB. The principal balance of the notes payable to our Chairman, Leonard Mazur, was $760,470 and the principal balance of the notes payable to our Chief Executive Officer, Myron Holubiak, was $12,500. Notes with a principal balance of $704,000 accrue interest at the “Prime Rate”, as published in the Wall Street Journal on the last day of each month plus 1% and notes with a principal balance of $68,970 accrue interest at 12% per annum. In April 2016, $600,000 of the “Prime Rate” plus 1% demand notes payable and accrued interest of $1,985 was repaid to Leonard Mazur.

On September 7, 2016, the Company issued a $500,000 demand promissory note to our Chairman, Leonard Mazur which matures on the earlier of December 31, 2016 or demand by the lender. The note accrues interest at the “Prime Rate”, as published in the Wall Street Journal on the last day of each month, plus 1%.

Interest Expense

During 2013, the Company incurred $42,000 of debt issuance costs related to the Subordinated Note which was amortized over the term of the underlying debt. Amortization of debt issuance costs recorded as interest expense for the nine months ended September 30, 2014 amounted to $14,000.

Interest expense on the notes for the years ended September 30, 2016 and 2015, and the nine months ended September 30, 2014, including non-cash interest related to debt issuance costs, was $8,994, $7,500, and $93,067, respectively.